Additional Financial Information - Related Party Transactions (Details) - Affiliated Entity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Discount related to roaming expenses	$ 0	$ (15)	$ (21)
Fees incurred for use of the T-Mobile brand	79	74	65
Expenses for telecommunications and IT services	12	25	23
International long distance agreement	55	60	0
Reimbursement of certain administrative expenses	$ 11	$ 11	$ 2